Income Tax Benefit (Expense)	12 Months Ended
Mar. 31, 2021
Disclosure Of Income Tax [Abstract]
Income Tax Benefit (Expense)
17)	INCOME TAX BENEFIT (EXPENSE)

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2019	2020	2021
Current tax expense
Current period	(60)	(349)	(24)
Adjustment for prior period	—	—	(56)
Current tax expense	(60)	(349)	(80)

Deferred tax benefit (expense)
Origination and reversal of temporary differences	7,156	14,844	4,203
Change in unrecognized deductible temporary differences	(6,385)	(14,700)	(3,335)
Utilization of previously unrecognised tax losses	29	159	37
Recognition of previously unrecognized tax losses	—	—	3,509
Utilization of previously recognized tax losses	—	75	173
Deferred tax benefit (expense)	800	378	4,587

Total	740	29	4,507

Income tax recognized in other comprehensive income

	For the year ended March 31
	2019			2020			2021
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(72,919)	—	(72,919)	(73,252)	—	(73,252)	13,497	—	13,497
Equity instruments at FVOCI - net change in fair value	(508)	—	(508)	(1,979)	—	(1,979)	1,825	—	1,825
Remeasurement of defined benefit (asset) liability	(585)	—	(585)	(346)	—	(346)	(199)	—	(199)
Total	(74,012)	—	(74,012)	(75,577)	—	(75,577)	15,123	—	15,123

Amounts directly recognised in equity
	For the year ended March 31
	2019			2020			2021
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Convertible notes (refer note 28)	-	-	-	-	-	-	37,768	(6,646)	31,122

Reconciliation of Effective Tax Rate

	For the Year Ended March 31
Particulars	2019		2020		2021
Loss for the year		(167,883)		(447,517)		(56,042)
Income tax benefit (expense)		740		29		4,507
Loss before tax		(168,623)		(447,546)		(60,549)
Income tax benefit using the Company's domestic tax rate	14.99%	25,285	15.00%	67,130	15.00%	9,081
Effect of tax rates in foreign jurisdictions	13.19%	22,238	2.84%	12,702	7.12%	4,313
Non deductible expenses	1.39%	(2,338)	9.52%	(42,601)	4.74%	(2,873)
Tax exempt income	0.42%	709	0.09%	383	0.04%	25
Impact of change in tax laws	—	—	0.05%	227	3.66%	2,219
Utilization of previously unrecognised tax losses	0.02%	29	0.04%	159	0.06%	37
Recognition of previously unrecognized tax losses	—	—	—	—	5.80%	3,509
Utilization of previously recognized tax losses	—	—	0.02%	75	0.29%	173
Current year losses for which no deferred tax asset was recognized	23.03%	(38,830)	5.21%	(23,338)	14.16%	(8,574)
Change in unrecognised temporary differences	3.79%	(6,385)	3.28%	(14,700)	5.51%	(3,335)
Others	0.02%	32	0.00%	(8)	0.11%	(68)
Income tax benefit (expense)		740		29		4,507